Stock Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Incentive Plans

Note 6 — Stock Incentive Plans

Stock Options

Stock option activity was as follows:

	Options Outstanding
	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2016	1,688,106	$3.68
Options granted	646,000	0.17
Options expired	(106)	526.40
Outstanding, March 31, 2017	2,334,000	2.69
Exercisable, March 31, 2017	1,931,000	$3.21

The following table summarizes additional information on Marina’s stock options outstanding at March 31, 2017:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.10	140,000	4.63	$0.10	140,000	$0.10
$0.17 - .018	646,000	4.80	0.17	243,000	0.17
$0.26 - 0.82	484,000	3.24	0.46	484,000	0.46
$1.07 - $2.20	1,021,500	6.24	1.07	1,021,500	1.07
$47.60 - $87.60	21,000	1.19	67.60	21,000	67.60
$127.60 - $207.60	21,500	1.19	158.30	21,500	158.30
Totals	2,334,000	5.03	$3.68	1,931,000	$3.21

Weighted-Average Exercisable Remaining Contractual Life (Years) 5.08

In January 2017, the Company granted a total of 486,000 stock options to directors and officers for services. One-half of the options vest immediately and one-half of the options vest on the one year anniversary of the grant date. The options have an exercise price of $0.17 and a five-year term.

In February 2017, the Company granted a total of 160,000 stock options to key employees for services. The options vest on the one year anniversary of the grant date, have an exercise price of $0.18, and have a five-year term.

At March 31, 2017, we had $51,901 of total unrecognized compensation expense related to unvested stock options. Total expense related to stock options was $44,240 for the three months ended March 31, 2017.

At March 31, 2017, the intrinsic value of options outstanding or exercisable was $99,300 as there were 1,018,000 options outstanding with an exercise price less than $0.28, the per share closing market price of our common stock at that date.

Note 8 — Stock Incentive Plans

Stock-based Compensation

Certain option and share awards provide for accelerated vesting if there is a change in control as defined in the applicable plan and certain employment agreements.

Since IThena is the acquirer for accounting purposes under the November 15, 2016 merger, no expense related to Marina’s stock options are reflected on the accompanying financial statements for the years ended December 31, 2016 and 2015.

Stock Options

Stock option activity was as follows:

	Options Outstanding

	Shares	Weighted Average Exercise Price
Outstanding, January 1, 2016	-	$-
Options acquired in reverse merger	1,688,106	$4.00
Outstanding, December 31, 2016	1,688,106	$4.00
Exercisable, December 31, 2016	1,688,106	$4.00

 The following table summarizes additional information on Marina’s stock options outstanding at December, 2016:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.10	140,000	4.88	$0.10	140,000	$0.10
$0.26 - 0.82	484,000	3.48	0.46	484,000	0.46
$1.07 - $2.20	1,021,500	6.49	1.07	1,021,500	1.07
$47.60 - $87.60	21,000	1.44	67.60	21,000	67.60
$127.60 - $207.60	21,500	1.44	158.30	21,500	158.30
526.40	106	0.10	526.40	106	526.40
Totals	1,688,106	5.37	$3.68	1,688,106	$3.68

Weighted-Average Exercisable Remaining Contractual Life (Years) 5.37

In January 2016, Marina issued options to purchase up to an aggregate of 152,000 shares of Marina’s common stock to non-employee members of Marina’s board of directors at an exercise price of $0.26 per share as the annual grant to such directors for their service on Marina’s board of directors during 2016, and Marina issued options to purchase up to an aggregate of 80,000 shares of Marina’s common stock to the members of Marina’s scientific advisory board at an exercise price of $0.26 per share as the annual grant to such persons for their service on Marina’s scientific advisory board during 2016.

At December 31, 2016, we had $0 of total unrecognized compensation expense related to unvested stock options.

At December 31, 2016, the intrinsic value of options outstanding or exercisable was $7,000 as there were 140,000 options outstanding with an exercise price less than $0.15, the per share closing market price of our common stock at that date.

Marina’s Chief Executive Officer resigned from the company effective June 10, 2016, ceasing all work for Marina at such time. On July 22, 2016, Marina entered into an agreement with Marina’s former CEO, pursuant to which Marina agreed (x) to pay $70,000 of back wages at such time as funds become reasonably available, all of which wages were accrued as of June 30, 2016, and (y) that all remaining unvested options to purchase shares of Marina’s common stock would vest immediately, with the exercise period of such options (as well as such options held by Marina’s former CEO that had already vested as of June 10, 2016) extended through the earlier of the option’s exercise period or December 31, 2017. Marina recognized the remaining compensation expense of $325,787 associated with these unvested 321,250 options, including the incremental cost resulting from modification of such options grant to extend their exercise period, in the quarter ended September 30, 2016, upon the modification. On December 1, 2016, Marina executed a Settlement Agreement with Marina’s former CEO for the back wages in the amount of $45,000 which was paid in December 2016.

In connection with the November 15, 2016 Merger, we granted to each of the current members of our Board of Directors options to purchase up to 35,000 shares of our common stock at an exercise price of $0.10 per share. An aggregate of 140,000 options were granted, are exercisable for the five-year period beginning on the date of grant, and vested immediately.